Goodwill and Other Assets	12 Months Ended
Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Goodwill and Other Assets	14. GOODWILL AND OTHER ASSETS

Other assets consist of:

	December 31, 2022	December 31, 2021
Goodwill	$2,775	$2,775
Equity investments	2,059	1,247
Other assets	1,075	1,124
	$5,909	$5,146